1993 Act Rule 497(j)
                                        1993 Act Rule File No. 333-20637
                                        1940 Act Rule File No. 811-08035


                         AFBA Five Star Fund, Inc.
                              700 Karnes Blvd.
                      Kansas City, Missouri 64108-3306
                                816-751-5900




July 28, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549
Attn: Filing Desk

Re:  AFBA Five Star Fund, Inc.
     SEC File No. 811-08035
     Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 2 to the Registration Statement of AFBA Five Star Fund, Inc. which was filed with the Securities and Exchange Commission electronically July 28, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Secretary